Information by segment	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Information by segment
Note 20. Information by Segment
The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who periodically reviews financial information at the country level. Thus, each of the separate countries in which the Company operates is considered an operating segments, with the exception of the countries in Central America which represent a single operating segment.
The Company has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico (including corporate operations), Guatemala, Nicaragua, Costa Rica and Panama, and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia and Uruguay).
The Company is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to:(i) similarities of customer base, products, production processes and distribution processes, (ii) similarities of governments, (iii) inflation trends, since hyper-inflationary economy has different characteristics that carry out to making decision on how to deal with the cost of the production and distribution, (iv) currency trends and (v) historical and projected financial and operating statistics, historically and according to our estimates the financial trends of the countries aggregated into an operating segment have behaved in similar ways and are expected to continue to do so.
Inter-segment transfers or transactions are entered into and presented under accounting policies of each segment, which are the same to those applied by the Company. Intercompany operations are eliminated and presented within the consolidation adjustment column included in the tables below. Selected information of the condensed consolidated income statements by geographic operating segment for the six-month period ended June 30, 2020 and 2019 is as follows:

2020	Mexico and Central America (1)		South America (2)		Consolidated
Total revenues	Ps.	52,904	Ps.	35,437	Ps.	88,341
Intercompany revenue		2,538		8		2,546
Gross profit		25,933		13,815		39,748
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		10,337		(3,699)		6,638
Depreciation and amortization		3,028		2,046		5,074
Non-cash items other than depreciation and amortization		927		441		1,368
Equity in earnings (loss) of associated companies and joint ventures		(6)		(138)		(144)
Total assets		165,541		106,360		271,901
Investments in associate companies and joint ventures		5,870		2,621		8,491
Total liabilities		120,242		25,776		146,018
Capital expenditures, net (3)		2,554		1,313		3,867

2019	Mexico and Central America (1)		South America (2)		Consolidated
Total revenues	Ps.	53,831	Ps.	40,613	Ps.	94,444
Intercompany revenue		2,688		7		2,695
Gross profit		25,946		17,149		43,095
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		5,185		3,754		8,939
Depreciation and amortization		2,949		2,077		5,026
Non-cash items other than depreciation and amortization		505		155		660
Equity in earnings (loss) of associated companies and joint ventures		(94)		30		(64)
Total assets		147,374		110,465		257,839
Investments in associate companies and joint ventures		6,198		3,553		9,751
Total liabilities		95,694		32,460		128,154
Capital expenditures, net (3)		2,079		1,882		3,961

(1)
Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 43,571 and Ps. 45,049 during the six-month
period ended June 30, 2020 and 2019, respectively. Domestic (Mexico only) total assets were Ps. 145,232 and Ps. 130,047 as of June 30,2020 and December 31, 2019, respectively. Domestic (Mexico only) total liabilities were Ps. 115,360 and Ps. 91,427 as of June 30,2020 and December 31, 2019, respectively.

(2)
South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 25,374 and Ps. 28,777 during the six-month
period ended June 30, 2020 and 2019, respectively. Brazilian total assets were Ps. 76,580 and Ps. 82,667 as of June 30, 2020 and December 31, 2019, respectively. Brazilian total liabilities Ps. 17,404 and Ps. 24,103 as of June 30, 2020 and December 31, 2019, respectively. South America revenues also include Colombian revenues of Ps. 5,779 and Ps. 6,409 during the six-month
period ended June 30, 2020 and 2019, respectively. Colombian total assets were Ps. 17,331 and Ps. 16,518 as of June 30, 2020 and December 31, 2019, respectively. Colombian total liabilities were Ps. 3,783 and Ps. 4,154 as of June 30, 2020 and December 31, 2019, respectively. South America revenues also include Argentine revenues Ps. 2,890 and Ps. 3,774 during the six-month
period ended June 30, 2020 and 2019, respectively. Argentine total assets were Ps. 5,799 and Ps. 5,341 as of June 30, 2020 and December 31, 2019, respectively. Argentine total liabilities were Ps. 1,537 and Ps. 1,637 as of June 30, 2020 and December 31, 2019, respectively. South America revenues also include Uruguay revenues Ps.
1,394 and Ps. 1,653 during the six-month period ended June 30, 2020 and 2019, respectively. Uruguay total assets were Ps.
6,650 and Ps. 5,939 as of June 30, 2020 and December 31, 2019, respectively. Uruguay total liabilities were Ps. 3,052 and Ps. 2,566 as of June 30, 2020 and December 31, 2019, respectively.

(3)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.